Schedule of Contractual Principal Payments (Details) - USD ($) $ in Thousands		Mar. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
2024		$ 344
2025		448
2026		245
2027		4,347
Total long-term debt		5,384	$ 5,497
Tenant Improvement Loan [Member]
Short-Term Debt [Line Items]
2024		28
2025		40
2026		42
2027		7
Total long-term debt		117
ICS Promissory Note [Member]
Short-Term Debt [Line Items]
2024		175
2025		213
2026
2027
Total long-term debt		388
Digital Ignition Building Loan [Member]
Short-Term Debt [Line Items]
2024	[1]	141
2025	[1]	195
2026	[1]	203
2027	[1]	4,340
Total long-term debt	[1]	4,879
FG Group Holdings Inc [Member]
Short-Term Debt [Line Items]
2024			457
2025			448
2026			245
2027			4,347
2028
Thereafter
Total long-term debt			5,497
FG Group Holdings Inc [Member] | Tenant Improvement Loan [Member]
Short-Term Debt [Line Items]
2024			37
2025			40
2026			42
2027			7
2028
Thereafter
Total long-term debt			126
FG Group Holdings Inc [Member] | ICS Promissory Note [Member]
Short-Term Debt [Line Items]
2024			233
2025			213
2026
2027
2028
Thereafter
Total long-term debt			446
FG Group Holdings Inc [Member] | Digital Ignition Building Loan [Member]
Short-Term Debt [Line Items]
2024			187
2025			195
2026			203
2027			4,340
2028
Thereafter
Total long-term debt			4,925
Strong Global Entertainment Inc [Member] | Contractual Principal Payments [Member]
Short-Term Debt [Line Items]
2024		203	270
2025		253	253
2026		42	41
2027		7	7
2028
Thereafter
Total long-term debt		$ 505	$ 571

[1]	As of April 2024, the Digital Ignition Building Loan was paid in full in connection with the sale of Digital Ignition.